1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 1a) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		92 Months Ended	101 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Summary Of Significant Accounting Policies And Organization Tables
Expected income tax recovery (expense) at the statutory rate of 34%					$ (2,539,012)	$ (544,999)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)					2,153,127	324,053
Change in valuation allowance					385,853	220,946
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0